INCOME TAXES - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carry forwards	¥ 712,079	¥ 547,908
Deductible temporary differences	79,736	71,706
Deferred revenue	15,283	19,620
Less: valuation allowance	(807,098)	(639,234)	¥ (410,857)	¥ (241,485)
Net deferred tax assets	¥ 0	¥ 0